Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Expense
Table 24.1 presents the components of income tax expense.

Table 24.1: Income Tax Expense

	Year ended December 31,
(in millions)	2019	2018	2017
Current:
Federal	$5,244	2,382	3,507
State and local	2,005	1,140	561
Non-U.S.	154	170	183
Total current	7,403	3,692	4,251
Deferred:
Federal	(2,374)	1,706	156
State and local	(863)	236	564
Non-U.S.	(9)	28	(54)
Total deferred	(3,246)	1,970	666
Total	$4,157	5,662	4,917

Net Deferred Tax Liability (1)
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 24.2.

Table 24.2: Net Deferred Tax Liability (1)

	Dec 31,	Dec 31,
(in millions)	2019	2018
Deferred tax assets
Allowance for credit losses	$2,587	2,644
Deferred compensation and employee benefits	2,969	2,893
Accrued expenses	874	815
PCI loans	69	467
Basis difference in debt securities	690	98
Net unrealized losses on debt securities	—	1,022
Net operating loss and tax credit carry forwards	363	366
Other	1,207	1,272
Total deferred tax assets	8,759	9,577
Deferred tax assets valuation allowance	(306)	(315)
Deferred tax liabilities
Mortgage servicing rights	(3,080)	(3,475)
Leasing	(4,413)	(4,271)
Basis difference in investments	(1,626)	(1,301)
Mark to market, net	(4,146)	(7,252)
Intangible assets	(511)	(427)
Net unrealized gains on debt securities	(504)	—
Insurance reserves	(561)	(696)
Other	(890)	(831)
Total deferred tax liabilities	(15,731)	(18,253)
Net deferred tax liability (2)	$(7,278)	(8,991)

(1)	Prior period amounts have been revised to conform with the current period presentation.
(2)
The net deferred tax liability is included in accrued expenses and other liabilities.

Effective Income Tax Expense and Rate
Table 24.3 reconciles the statutory federal income tax expense and rate to the effective income tax expense and rate. Our effective tax rate is calculated by dividing income tax expense by income before income tax expense less the net income from noncontrolling interests.

Table 24.3: Effective Income Tax Expense and Rate

	December 31,
	2019		2018		2017
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$4,978	21.0%	$5,892	21.0%	$9,485	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	896	3.8	1,076	3.9	926	3.4
Tax-exempt interest	(460)	(2.0)	(494)	(1.8)	(812)	(3.0)
Tax credits	(1,715)	(7.2)	(1,537)	(5.5)	(1,419)	(5.2)
Non-deductible accruals	653	2.7	236	0.8	1,320	4.9
Tax reform	—	—	164	0.6	(3,713)	(13.7)
Other	(195)	(0.8)	325	1.2	(870)	(3.3)
Effective income tax expense and rate	$4,157	17.5%	$5,662	20.2%	$4,917	18.1%

Change in Unrecognized Tax Benefits
Table 24.4 presents the change in unrecognized tax benefits.

Table 24.4: Change in Unrecognized Tax Benefits

	Year ended December 31,
(in millions)	2019	2018
Balance at beginning of year	$5,750	5,167
Additions:
For tax positions related to the current year	123	393
For tax positions related to prior years	91	503
Reductions:
For tax positions related to prior years	(378)	(262)
Lapse of statute of limitations	(5)	(7)
Settlements with tax authorities	(123)	(44)
Balance at end of year	$5,458	5,750